American Funds® Developing World Growth and
Income Fund
Investment portfolio
August 31, 2025
unaudited

Common stocks 94.89% Financials 26.74%	Shares	Value (000)
PICC Property and Casualty Co., Ltd., Class H	20,673,386	$49,765
Hana Financial Group, Inc.	805,797	47,556
Kotak Mahindra Bank, Ltd.	1,530,412	33,996
ICICI Bank, Ltd.	1,493,473	23,663
ICICI Bank, Ltd. (ADR)	263,479	8,363
Cholamandalam Investment and Finance Co., Ltd.	1,966,481	31,651
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	30,951,000	27,719
Asia Commercial Joint Stock Bank	18,263,408	19,658
China Merchants Bank Co., Ltd., Class H	3,195,000	19,653
Grupo Financiero Banorte, SAB de CV, Series O	2,142,864	19,598
Abu Dhabi Islamic Bank PJSC	3,282,307	19,046
Al Rajhi Banking and Investment Corp., non-registered shares	650,874	16,352
Halyk Savings Bank of Kazakhstan OJSC (GDR)	412,131	10,822
Halyk Savings Bank of Kazakhstan OJSC (GDR) (a)	205,060	5,385
AIA Group, Ltd.	1,650,800	15,622
Hong Kong Exchanges and Clearing, Ltd.	254,200	14,906
Bank Central Asia Tbk PT	30,003,500	14,686
Samsung Fire & Marine Insurance Co., Ltd.	38,732	12,346
Banco BTG Pactual SA, units	1,427,858	11,814
KB Financial Group, Inc. (ADR)	81,239	6,390
KB Financial Group, Inc.	67,069	5,211
BSE, Ltd.	481,833	11,429
Capitec Bank Holdings, Ltd.	53,649	10,868
360 ONE WAM, Ltd.	879,318	10,142
Guaranty Trust Holding Co. PLC	161,452,657	9,664
Standard Chartered PLC	509,146	9,531
Kasikornbank PCL, foreign registered shares	1,710,600	8,922
Nova Ljubljanska Banka dd (GDR)	228,144	8,567
Samsung Life Insurance Co., Ltd.	79,077	8,122
Woori Financial Group, Inc.	443,128	7,888
Grupo Financiero Inbursa, SAB de CV	2,556,082	6,737
Nu Holdings, Ltd., Class A (b)	449,737	6,656
Abu Dhabi Commercial Bank PJSC	1,553,738	6,399
Akbank TAS	3,850,706	6,395
Saudi National Bank (The)	528,495	4,898
BNK Financial Group, Inc.	449,943	4,656
Industrial and Commercial Bank of China, Ltd., Class H	5,847,000	4,314
City Union Bank, Ltd.	1,305,600	2,899
Shriram Finance, Ltd.	428,430	2,813
Sberbank of Russia PJSC (c)	17,138,527	— (d)
		545,102
Information technology 18.09%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,272,000	160,835
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	129,645	29,931
Samsung Electronics Co., Ltd.	1,108,270	55,453
American Funds Developing World Growth and Income Fund — Page 1 of 7

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
SK hynix, Inc.	206,931	$39,615
MediaTek, Inc.	420,899	18,793
Coforge, Ltd.	830,631	16,225
LITE-ON Technology Corp.	2,628,000	11,143
Advantech Co., Ltd.	955,000	10,708
HCL Technologies, Ltd.	552,812	9,111
Tata Consultancy Services, Ltd.	216,819	7,578
Tokyo Electron, Ltd.	55,100	7,522
Hexaware Technologies, Ltd.	221,032	1,898
		368,812
Communication services 14.46%
Tencent Holdings, Ltd.	1,264,502	97,782
NetEase, Inc.	1,158,000	31,662
NetEase, Inc. (ADR)	141,169	19,226
MTN Group, Ltd.	3,698,284	31,431
TIM SA	6,718,200	28,189
Bharti Airtel, Ltd.	1,014,000	21,703
KT Corp. (ADR)	547,778	11,092
KT Corp.	212,440	8,604
America Movil, SAB de CV, Class B (ADR)	666,975	13,333
Indosat Tbk PT	65,877,500	8,053
Singapore Telecommunications, Ltd.	2,364,800	7,945
Telkom Indonesia (Persero) Tbk PT, Class B	41,554,600	7,859
Indus Towers, Ltd. (b)	2,036,867	7,816
		294,695
Consumer discretionary 10.30%
Alibaba Group Holding, Ltd.	3,806,400	64,233
MercadoLibre, Inc. (b)	11,666	28,849
Meituan, Class B (b)	1,908,300	25,347
BYD Co., Ltd., Class A	1,324,800	21,268
PDD Holdings, Inc. (ADR) (b)	162,984	19,594
MakeMyTrip, Ltd. (b)	139,553	13,781
Nien Made Enterprise Co., Ltd.	541,000	7,633
Eternal, Ltd. (b)	2,122,714	7,550
Li Ning Co., Ltd.	2,910,500	7,044
TVS Motor Co., Ltd.	172,943	6,419
Coupang, Inc., Class A (b)	157,414	4,499
Vibra Energia SA	852,542	3,780
		209,997
Industrials 7.65%
Kanzhun, Ltd., Class A (ADR)	1,266,269	29,909
Motiva Infraestrutura de Mobilidade SA	8,990,459	23,878
Full Truck Alliance Co., Ltd., Class A (ADR)	1,606,623	20,966
Shenzhen Inovance Technology Co., Ltd., Class A	1,924,225	20,216
Jiangsu Hengli Hydraulic Co., Ltd., Class A	1,109,941	13,957
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	510,387	12,274
Rumo SA	4,496,648	12,067
International Container Terminal Services, Inc.	994,850	8,395
Techtronic Industries Co., Ltd.	506,000	6,483
Larsen & Toubro, Ltd.	67,707	2,762
American Funds Developing World Growth and Income Fund — Page 2 of 7

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
AirTAC International Group	102,000	$2,612
Wizz Air Holdings PLC (b)	126,781	2,329
		155,848
Materials 6.84%
Barrick Mining Corp.	1,693,415	45,096
Anhui Conch Cement Co., Ltd., Class H	7,732,000	24,270
Freeport-McMoRan, Inc.	404,535	17,961
Saudi Basic Industries Corp. non-registered shares	762,627	12,361
Sandstorm Gold, Ltd.	1,090,512	12,170
Vale SA (ADR), ordinary nominative shares	839,254	8,628
Valterra Platinum, Ltd. (ZAR denominated)	185,850	8,526
Glencore PLC	1,900,407	7,510
Loma Negra Compania Industrial Argentina SA (ADR) (b)	312,789	2,912
Alrosa PJSC (c)	9,682,504	— (d)
		139,434
Health care 4.50%
Rede D’Or Sao Luiz SA	4,361,420	31,662
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	1,784,839	16,600
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (b)	506,000	4,936
BeOne Medicines, Ltd. (ADR) (b)	29,686	9,085
BeOne Medicines, Ltd. (b)	234,946	5,543
Max Healthcare Institute, Ltd.	822,668	10,785
Innovent Biologics, Inc. (b)	798,500	9,897
Mankind Pharma, Ltd.	65,573	1,837
Legend Biotech Corp. (ADR) (b)	41,654	1,447
		91,792
Real estate 2.61%
China Resources Land, Ltd.	6,154,500	24,016
Emaar Properties PJSC	4,255,841	16,663
Multiplan Empreendimentos Imobiliarios SA	949,346	4,876
Prologis Property Mexico, SA de CV, REIT	853,880	3,149
Poly Property Services Co., Ltd., Class H	610,200	2,751
Corp. Inmobiliaria Vesta, SAB de CV (ADR) (e)	62,550	1,718
		53,173
Consumer staples 2.39%
Godrej Consumer Products, Ltd.	1,335,636	18,806
Tsingtao Brewery Co., Ltd., Class H	1,150,000	7,451
Carlsberg A/S, Class B	58,822	7,194
Fomento Economico Mexicano, SAB de CV	727,825	6,304
KT&G Corp.	56,981	5,520
United Spirits, Ltd.	231,836	3,443
		48,718
Energy 1.31%
Adnoc Gas PLC	17,102,141	15,495
Petroleo Brasileiro SA PETROBRAS (ADR)	909,650	11,280
Rosneft Oil Co. PJSC (c)	705,296	— (d)
		26,775
Total common stocks (cost: $1,436,793,000)		1,934,346
American Funds Developing World Growth and Income Fund — Page 3 of 7

unaudited
Preferred securities 0.01% Consumer discretionary 0.01%	Shares	Value (000)
TVS Motor Co., Ltd., 6.00% preferred shares (b)	691,772	$79
Total preferred securities (cost: $67,000)		79
Bonds, notes & other debt instruments 2.19% Bonds & notes of governments & government agencies outside the U.S. 1.88% Brazil 1.23%	Principal amount (000)
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL73,100	12,874
Brazil (Federative Republic of) 10.00% 1/1/2031	76,000	12,203
		25,077
Turkey 0.65%
Turkey (Republic of) 26.20% 10/5/2033	TRY592,780	13,363
Total bonds & notes of governments & government agencies outside the U.S.		38,440
Corporate bonds, notes & loans 0.31% Energy 0.31%
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	USD6,160	6,283
Total bonds, notes & other debt instruments (cost: $42,035,000)		44,723
Short-term securities 3.13% Money market investments 3.09%	Shares
Capital Group Central Cash Fund 4.29% (f)(g)	630,354	63,042
Money market investments purchased with collateral from securities on loan 0.04%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.21% (f)(h)	769,500	769
Total short-term securities (cost: $63,801,000)		63,811
Total investment securities 100.22% (cost: $1,542,696,000)		2,042,959
Other assets less liabilities (0.22)%		(4,462)
Net assets 100.00%		$2,038,497
Investments in affiliates (g)

	Value at 12/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2025 (000)	Dividend or interest income (000)
Short-term securities 3.09%
Money market investments 3.09%
Capital Group Central Cash Fund 4.29% (f)	$74,849	$370,239	$382,058	$4	$8	$63,042	$2,652

American Funds Developing World Growth and Income Fund — Page 4 of 7

unaudited
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,668,000, which represented 0.57% of the net assets of the fund.

(b)	Security did not produce income during the last 12 months.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	All or a portion of this security was on loan.
(f)	Rate represents the seven-day yield at 8/31/2025.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
American Funds Developing World Growth and Income Fund — Page 5 of 7

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$59,558	$485,544	$— *	$545,102
Information technology	29,931	338,881	—	368,812
Communication services	71,840	222,855	—	294,695
Consumer discretionary	70,503	139,494	—	209,997
Industrials	99,094	56,754	—	155,848
Materials	86,767	52,667	— *	139,434
Health care	42,194	49,598	—	91,792
Real estate	9,743	43,430	—	53,173
Consumer staples	6,304	42,414	—	48,718
Energy	11,280	15,495	— *	26,775
Preferred securities	—	79	—	79
Bonds, notes & other debt instruments	—	44,723	—	44,723
Short-term securities	63,811	—	—	63,811
Total	$551,025	$1,491,934	$— *	$2,042,959
*
Amount less than one thousand.
American Funds Developing World Growth and Income Fund — Page 6 of 7

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
TRY = Turkish lira
USD = U.S. dollars
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-100-1025
American Funds Developing World Growth and Income Fund — Page 7 of 7